Loans and financing - Schedule of Assets Serve as Guarantees to Secure the Loans (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aircraft under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and right of use assets (carrying value) used as collateral (Note 14)	R$ 7,285,497	R$ 5,144,219